SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Agreed guaranteed commission period	12 months
Commission Percentage Rate Minimum	2.00%
Commission Percentage Rate Maximum	6.00%
Restricted Cash and Cash Equivalents, Current	$ 23,082,396	$ 24,282,208
Allowance for Doubtful Accounts Receivable	2,846,715	0	$ 0	$ 0
Provision for Loan and Lease Losses	3,108,520	27,332	$ 597,444
Payment Guarantee [Member]
Provision for Loan and Lease Losses	$ 2,954,188	$ 1,560,615
Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	3.00%
Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Customer Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	18.00%	25.00%
Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk, Percentage			10.00%
Customer One Concentration Risk [Member]
Concentration Risk, Percentage	24.00%
Customer One Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	17.00%	20.00%
Customer One Concentration Risk [Member] | Guaranteed loans [Member]
Concentration Risk, Percentage	19.00%	13.00%
Customer Two Concentration Risk [Member]
Concentration Risk, Percentage	16.00%	13.00%
Customer Two Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	13.00%
Customer Two Concentration Risk [Member] | Guaranteed loans [Member]
Concentration Risk, Percentage	14.00%	11.00%
Customer Three Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	19.00%
Customer Three Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	12.00%